Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of income (loss) before income taxes and non-controlling interest allocation
	For the year ended	For the year ended
	December 31, 2016	December 31, 2015
United States	$(2,387,341)	$(2,352,510)
Foreign	12,360,373	11,743,089
Total	$9,973,032	$9,390,579

Schedule of significant components of income tax provision
	For the year ended	For the year ended
Current tax provision	December 31, 2016	December 31, 2015
United States	$-	$-
Foreign	1,710,727	1,761,658
Total	$1,710,727	$1,761,658

	For the year ended	For the year ended
Deferred tax expense (benefit)	December 31, 2016	December 31, 2015
United States	$319,252	$(319,252)
Foreign	-	-
Total	$319,252	$(319,252)

Schedule of table reconciles statutory rates to effective tax rate
	December 31,	December 31,
	2016	2015
U.S. Statutory rates	34.0%	34.0%
Foreign income not recognized in the U.S.	(33.7)	(35.8)
Foreign income tax rate	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(13.6)	(10.8)
R&D tax credit (1)	(1.7)	(1.6)
Change in valuation allowance	9.5	3.1
Non-taxable permanent difference (2)	0.9	1.5
Effective tax rate	20.4%	15.4%

(1)	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.